Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
International Financial Reporting Standards (IFRS)

A.1. INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)
The half-year consolidated financial statements have been prepared and presented in condensed format in accordance with IAS 34 (Interim Financial Reporting). The accompanying notes therefore relate to significant events and transactions of the period, and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2020.
The accounting policies used in the preparation of the consolidated financial statements as of June 30, 2021 comply with international financial reporting standards (IFRS) as endorsed by the European Union and as issued by the International Accounting Standards Board (IASB). IFRS as endorsed by the European Union as of June 30, 2021 are available via the following web link:
https://www.efrag.org/Endorsement
The accounting policies applied effective January 1, 2021 are identical to those presented in the consolidated financial statements for the year ended December 31, 2020.
As a reminder, Sanofi early adopted the Phase 2 amendment to IFRS 9 relating to interest rate benchmark reform in its consolidated financial statements for the year ended December 31, 2020.

Use of Estimates

A.2. USE OF ESTIMATES
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date the financial statements are finalized. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions;
•impairment of property, plant and equipment and intangible assets;
•the valuation of goodwill and the valuation and useful life of acquired intangible assets;
•the measurement of contingent consideration receivable in connection with asset divestments and of contingent consideration payable;
•the measurement of financial assets at amortized cost;
•the amount of post-employment benefit obligations;
•the amount of liabilities or provisions for restructuring, litigation, tax risks and environmental risks; and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences.

Actual results could differ from these estimates.
For half-year financial reporting purposes, and as allowed under IAS 34, Sanofi has determined income tax expense on the basis of an estimate of the effective tax rate for the full financial year. That rate is applied to business operating income plus financial income and minus financial expenses, and before (i) the share of profit/loss of investments accounted for using the equity method and (ii) net income attributable to non-controlling interests. The estimated full-year effective tax rate is based on the tax rates that will be applicable to projected pre-tax profits or losses arising in the various tax jurisdictions in which Sanofi operates.
Seasonal Trends

A.3. SEASONAL TRENDS
Sanofi’s activities are not subject to significant seasonal fluctuations.
Consolidation and Foreign Currency Translation of the Financial Statements of Subsidiaries in Hyperinflationary Economies

A.4. CONSOLIDATION AND FOREIGN CURRENCY TRANSLATION OF THE FINANCIAL STATEMENTS OF SUBSIDIARIES IN HYPERINFLATIONARY ECONOMIES
In 2021, Sanofi continues to account for subsidiaries in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. In 2018, following a change to the foreign exchange system, the “DICOM” rate was replaced by the “PETRO” rate (with a floating US dollar/bolivar parity) and the strong bolivar (“VEF”) by a new currency known as the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Consequently, the contribution of the Venezuelan subsidiaries to the Sanofi consolidated financial statements is immaterial.
In Argentina and Lebanon, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in those countries. Consequently, Sanofi has treated Argentina (since July 1, 2018) and Lebanon (since January 1, 2020) as hyperinflationary economies, and applied IAS 29. The impact on the financial statements of adjustments required for the application of IAS 29 in respect of Argentina and Lebanon as of June 30, 2021 is immaterial.

Fair Value of Financial Instruments

A.5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
•Level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•Level 2: quoted prices in active markets for similar assets or liabilities, or valuation techniques in which all important inputs are derived from observable market data;
•Level 3: valuation techniques in which not all important inputs are derived from observable market data.
The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
						Market data
					Valuation model	Exchange rate	Interest rate	Volatilities
B.6.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Amortized cost/ Peer comparison (primarily)	If cost ceases to be a representative measure of fair value, an internal valuation based primarily on peer comparison is used.
B.6.	Financial assets at fair value (contingent consideration receivable)	Fair value	3	Revenue-based approach	Under IFRS 9, contingent consideration receivable on a divestment is a financial asset. The fair value of such assets is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3. to the consolidated financial statements for the year ended December 31, 2020.
B.6.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
B.6.	Financial assets recognized under the fair value option(a)	Fair value	1	Market value	Quoted market price	N/A
B.9.	Investments in mutual funds	Fair value	1	Market value	Net asset value	N/A
B.9.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
B.9.	Debt	Amortized cost(b)	N/A	N/A
In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).

B.9.	Lease liabilities	Amortized cost	N/A	N/A	Future lease payments are discounted using the incremental borrowing rate.
B.10.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon	N/A
B.10.	Interest rate swaps(c)	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon	N/A
B.10.	Cross-currency swaps(c)	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon	N/A
B.11.	Liabilities related to business combinations and to non-controlling interests (CVRs)	Fair value	1	Market value	Quoted market price		N/A
B.11.	Liabilities related to business combinations and to non-controlling interests (other than CVRs)	Fair value	3	Revenue-based approach	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note B.11.
(a)These assets are held to fund a deferred compensation plan offered to certain employees.
(b)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).
(c)The fair value of the Dexcom equity derivatives (see Note B.10.3) is classified as Level 2 because the valuation is based on a generally accepted technique (the Black & Scholes model) that uses inputs from directly observable market parameters (share price, risk free rate and implied volatility).

New Pronouncements Issued by IASB and Applicable from June 2021 or Later

A.6. NEW PRONOUNCEMENTS ISSUED BY THE IASB AND APPLICABLE FROM JULY 2021 OR LATER
On February 12, 2021, the IASB issued an amendment to IAS 1 concerning accounting policy disclosures, and an amendment to IAS 8 concerning the definition of accounting estimates. On May 7, 2021, the IASB issued an amendment to IAS 12 concerning deferred tax related to assets and liabilities arising from a single transaction. Sanofi does not expect any material impact from the application of these two amendments, which are effective (subject to endorsement by the European Union) for annual reporting periods beginning on or after January 1, 2023. Sanofi will not early adopt these amendments.
On March 31, 2021, the IASB issued a second “Covid-19-Related Rent Concessions” amendment to IFRS 16, effective (subject to endorsement by the European Union) for annual reporting periods beginning on or after July 1, 2021. The amendment enables lessees, subject to certain conditions, to opt out of the requirement to determine whether a Covid-19-related rent concession is a lease modification. Sanofi does not expect a material impact from the application of this amendment.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1. On May 14, 2020, the IASB issued “Reference to the Conceptual Framework”, an amendment to IFRS 3; “Proceeds before Intended Use”, an amendment to IAS 16; “Onerous Contracts – Cost of Fulfilling a Contract”, an amendment to IAS 37; and “Annual Improvements to IFRS standards 2018-2020”. Sanofi does not expect a material impact from those amendments, which are effective (subject to endorsement by the European Union) for annual reporting periods beginning on or after January 1, 2022. Sanofi will not early adopt these amendments.
In its April 2021 update, the IFRS IC published an agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement and (ii) capped at a specified number of years of service. The impacts of this decision on Sanofi are under review.
In its March 2021 update, the IFRS IC published an agenda decision clarifying how to account for costs of configuring or customising a supplier’s application software in a Software as a Service (SaaS) arrangement. The impacts of this decision on Sanofi are under review.

COVID-19 Pandemic

A.7. COVID-19 PANDEMIC
As a reminder, Covid-19 – confirmed as a pandemic by the World Health Organisation on March 11, 2020 – had no major impact on the Sanofi consolidated financial statements for the six months ended June 30, 2020 or the year ended December 31, 2020. Specifically, the pandemic did not create any uncertainties that appreciably called into question the estimates and assumptions made by management.
In the first half of 2021, a return to normal activity levels was observed in the principal markets where Sanofi operates. Sanofi will continue to monitor the situation, and to update management’s estimates and assumptions accordingly.
Effect of the Covid-19 pandemic on accounts receivable
As of June 30, 2021, Sanofi has identified nothing that would indicate a material increase in expected credit risk, especially as regards its principal customers (see Note B.20.4).
Effect of the Covid-19 pandemic on the liquidity position
The Covid-19 pandemic did not have a negative impact on Sanofi’s liquidity position.

Agreements Relating to the Recombinant COVID-19 Vaccine Candidate Developed by Sanofi in Collaboration with GSK

A.8. AGREEMENTS RELATING TO THE RECOMBINANT COVID-19 VACCINE CANDIDATE DEVELOPED BY SANOFI IN COLLABORATION WITH GSK
On May 27, 2021, Sanofi and GlaxoSmithKline (GSK) initiated an international Phase III trial to evaluate the efficacy of their COVID-19 vaccine candidate.
As of June 30, 2021, that new stage in the development of the vaccine candidate has not altered the funding commitments made by the United States during 2020, or the pre-orders placed by Canada, the United Kingdom or the European Union (see Note A.7. to the consolidated financial statements for the year ended December 31, 2020).
Sanofi has recognized the US government funding as a deduction from the research and development expenses incurred, or from the acquisition cost of the property, plant and equipment acquired, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
Sanofi did not receive any further amounts during the first half of 2021 in respect of pre-order contracts entered into with Canada, the United Kingdom or the European Union.